Income Before Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2013 Non-PRC USD ($)	Dec. 31, 2013 Non-PRC CNY	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2011 Non-PRC CNY
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expenses	$ 270,708,905	1,638,790,507	1,202,275,173	1,266,992,090	$ 270,037,072	1,634,723,427	1,444,510,519	1,229,776,487	$ 671,833	4,067,080	(242,235,346)	37,215,603